Intangible Asset - Purchased Software, Net - Schedule of Future Amortization Expense (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal year 2020		$ 1,008,600
Fiscal year 2021	$ 927,590	1,008,600
Fiscal year 2022	927,590	1,008,600
Future amortization expense	$ 2,117,009	$ 3,025,801